                                                     REGISTRATION NO. 333-31131
                                                     REGISTRATION NO. 811-07659

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                        [_]
                        PRE-EFFECTIVE AMENDMENT NO.                        [_]
                      POST-EFFECTIVE AMENDMENT NO. 63                      [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [_]
                             AMENDMENT NO. 354                             [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

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                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                               DODIE KENT, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1114 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10036

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]July 7, 2015 pursuant to paragraph (b) of Rule 485b.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 63 ("PEA") to the Form N-4 Registration
Statement No. 333-31131 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed death benefits offered by the contract, and Part C. This
Post-Effective Amendment No. 63 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment Nos. 60, 61 and 62
filed on April 22, 2015, May 7, 2015 and July 2, 2015, respectively.

Summary Prospectus Supplement and Prospectus Supplement

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract guaranteed benefits. If you accept this offer and you do not want to remain invested in your Accumulator® variable annuity contract, we also offer you the opportunity to exchange your contract for another annuity contract issued by us.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged.

You should carefully read the summary in conjunction with the supplement that follows before making your decision regarding this offer. This offer asks you to give up valuable guaranteed benefits in return for additional cash in your contract. Reading the summary alone is no substitute for reading the entire document.

920591

AXA Equitable Life Insurance Company

Supplement dated July 7, 2015 to the current Prospectuses for:

•	Accumulator®
•	Accumulator® PlusSM
•	Accumulator® EliteSM
•	Accumulator® SelectSM

This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information (together the “Prospectuses”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates each Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Summary Prospectus Supplement

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”) to be paid to your beneficiaries. For a limited time, we are offering to increase your contract’s account value in return for terminating your GMDB, standard death benefit, and earnings enhancement benefit or Protection PlusSM (together referred to as “EEB”), if you elected that as well.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) were important to you, based on your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB and standard death benefit (and EEB, if applicable), given your personal circumstances today and your expected future needs. These benefits provide no annuity account value until your death, while the immediate increase to your account value available through this offer would give you potential for more income while you are alive.

The offer and acceptance letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because of the factors that we use to determine our reserve for these types of benefits change. In other words, should you accept the offer; the amount we pay you will likely be either more or less than the offer amount in your letter. For your current offer amount, call 1-866-638-0550.

If you accept the offer, the following conditions apply:

•

Offer amount: The amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us.

You can obtain a current offer amount by calling 1-866-638-0550 or by logging in to your account at www.us.axa.com.

•

Benefit changes: Your GMDB, (and EEB, if applicable), and the availability of the standard death benefit will terminate, and your contract’s account value will be increased. The termination of the availability of the standard death benefit — which provides a minimum death benefit (at no additional charge) that is equal to your total contributions adjusted for any withdrawals you make, including applicable taxes and withdrawal charges — means that, should you die while the contract is still in force, the amount payable to your beneficiaries will be equal to your contract’s account value, which could be less than your net contributions.

•	Charges eliminated: Upon termination of your GMDB (and EEB, if applicable), you will no longer pay the annual charges for those guaranteed benefits.

•	Deadline: We must receive your acceptance of this offer no later than the date specified in your offer letter (see “How to accept this offer” below).

•

No reinstatement: Once you accept this offer, the GMDB and standard death benefit (and EEB, if applicable) cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries and your financial professional or other advisor.

•

Additional contract options: If you accept the offer, you may choose to remain invested in your current contract, or if you do not want to remain invested in your contract without the GMDB and standard death benefit (and EEB, if applicable), you may:

(i)	terminate your contract and receive the account value plus the amount we add to your contract;

(ii)	transfer all or part of your contract’s account value to another investment product;

(iii)	exchange your contract for another annuity contract issued by an insurance company of your choice; or

(iv)

if a withdrawal charge does not apply to your existing contract, exchange your contract for a New Contract to a: (i) Structured Capital Strategies® Series C or Series ADV contract; (ii) Investment Edge® 15.0 Investment Edge® Select or Investment Edge® ADV contract; or (iii) Investment Edge® Investment Edge® Select or Investment Edge® ADV contract, as detailed in Appendix II of this supplement. Please note that a New Contract may not be available in all states. Please speak with your financial professional or our customer service representative for further information.

The offer to exchange your contract (iii and iv above) is distinct from our offer to increase your contract account value in return for terminating your GMDB and EEB, as applicable. You can accept our offer to increase your account value and reject our offer to exchange your contract. However, our offer to exchange your contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

•

Financial professional compensation: Your financial professional will not be directly compensated in connection with your decision to accept or reject our offer. You should know, however, that your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, if you accept our offer and you choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and his or her firm may increase due to the increase in your account value.

In addition, should you accept the offer and decide to surrender your contract in exchange for another contract, your financial professional and his or her firm may be compensated in connection with the sale of the new contract.

How to accept this offer

You may accept this offer either online or by sending us the enclosed acceptance form; note that we must receive your reply no later than the date specified in your offer letter.

•	Online: Login to your account at www.us.axa.com and click “Guaranteed Benefit Offer Acceptance.”

•	On paper: Complete, sign and date the acceptance form included in the mailing. Fax the acceptance form to us at 1-816-701-4960 or return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Additional information

If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550. As noted earlier, in considering whether to accept or reject this offer, you may wish to consult with your beneficiaries and your financial professional or other advisor.

Prospectus Supplement

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. If you accept this offer and your existing contract is not subject to any withdrawal charge, we also offer you the opportunity to exchange your contract for another annuity contract issued by us if you do not want to remain invested in your Accumulator® variable annuity contract.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.us.axa.com. If you have any questions about this offer, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and the availability of the standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the availability of the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries, should you die while the contract is still in force, would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB, EEB, and standard death benefit see Appendix I to this supplement.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. There is no additional charge for the standard death benefit. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though the standard death benefit would not be available to you.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe this offer can be mutually beneficial to both us and contract owners who no longer want or anticipate needing the GMDB (and EEB, if applicable). If you accept this offer, you would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease. We would gain a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these benefits costly to us. Providing the lump sum payments will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable benefits in return for additional cash in your contract.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. We calculate the actuarial value of your GMDB and EEB separately. The amount of the offer is approximately 70% of this combined actuarial valuation. Both of the benefit calculations are subject to a minimum offer. We calculate the total offer amount as the sum of the two benefit calculations, after applying the minimum to each. The larger your contract account value is relative to your benefit base, the smaller your offer amount will be; if your contract account value equals or exceeds your benefit base, you will very likely (though not necessarily) receive the minimum offer amount described below.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. If you own both the GMDB and EEB your minimum offer amount would be the sum of the GMDB minimum offer amount and EEB minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.us.axa.com or call us at 1-866-638-0550.

Example 1:

Assume the contract owner is a 74-year old male. Further assume the GMDB benefit base is $97,000 and the contract account value is $66,000. The amount of the initial offer as stated in the contract owner’s offer letter is $17,246. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $61,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $18,423.

Example 2:

Assume the contract owner is a 74-year old male. Further assume the GMDB benefit base is $97,000 and the contract account value is $66,000. The amount of the initial offer as stated in the contract owner’s offer letter is $17,246. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $71,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $16,144.

Example 3:

Assume the contract owner is an 82-year old male. Further assume the GMDB benefit base is $119,000 and the contract account value is $120,000. Further assume that the contract reserve is negative and that the GMDB fee is 0.65%. The amount of the initial offer as stated in the contract owner’s offer letter would be based on the minimum offer amount of annual percentage rate of the GMDB charge multiplied by the GMDB benefit base multiplied by two. Assume the contract owner accepts the offer immediately. The amount of the offer would be $1,547.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB (and EEB, if applicable) and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your Roll-up benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges); and

b)	if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see Appendix I.

If you accept this offer, your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis. Depending on the terms of your contract, the specified percentage payable is either 40% or 25%. For additional information about the EEB, see the Appendix I.

If you accept this offer, you should also consider the fact that the standard death benefit will not be available to you even though it is available to other contract owners at no additional charge. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see the Appendix I.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) would continue to apply. If you accept this offer, your GMDB (and EEB, if applicable) and the availability of the standard death benefit would terminate, and your contract’s account value would be increased. In the future, should you die while the contract is still in force, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer want or anticipate needing the GMDB (and EEB, if applicable) given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

To accept this offer, you may login to your account at www.us.axa.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

REMEMBER: If you accept this offer, the amount we pay you will likely be either more or less than the offer amount in your letter, as the amount we add to your contract’s account value will be determined and added on the business day we receive your acceptance in good order. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value. However, if the actuarial calculation of the offer amount is less than the minimum offer amount (i.e. two times the GMDB fee rate multiplied by the respective benefit base and the EEB fee rate (if applicable) multiplied by the account value), the offer amount may be greater than the difference between the projected GMDB benefit base and the contract’s account value. This is more likely to occur if the difference between the GMDB benefit base and the contract account value is small relative to the fees paid for the GMDB.

What are my options after I accept this offer?

If you accept this offer you may choose to remain invested in your contract, or if you do not want to remain invested in your contract without the GMDB (and EEB, if applicable) or the standard death benefit, you have the following options: (i) you may terminate your contract and receive the cash value which includes the amount we add to your contract; (ii) you may transfer all or part of your contract’s cash value to another investment product; (iii) you may exchange your contract for another annuity contract issued by an insurance company of your choice; or (iv) if a withdrawal charge does not apply to your existing contract, you may exchange your contract for a New Contract. (See Appendix II to this supplement for a comparison of some of the important features of your existing contract and the New Contracts.) If you are considering exchanging your existing contract for a New Contract and would like a copy of a prospectus, contact your financial professional. Before making a decision to purchase a New Contract, you should read the prospectus and carefully consider the investment objectives, risks, and charges and expenses. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

The offer to exchange your contract is distinct from our offer to increase your contract account value in return for terminating your GMDB (and EEB, if applicable) and the availability of the standard death benefit. You can accept our offer to increase your account value and reject our offer to exchange your contract. However, our offer to exchange your contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

If I accept this offer and stay invested in the contract, would my automatic payment plans be impacted?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB, and EEB, if applicable. The death benefit under your contract will be a return of account value.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credits that may apply if you have an Accumulator® PlusSM contract. Therefore, you will not receive any credit in connection with this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, for contracts other than Accumulator® SelectSM, withdrawal charges will continue to apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the free withdrawal amount (10% or 15% of your contract’s account value at the beginning of the year depending on the terms of your contract); or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Although we do not directly compensate your financial professional based on your acceptance of this offer, your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, if your account value increases and you choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and his or her firm may increase. Or, if you exchange this contract for another variable annuity or other investment product, your financial professional may receive compensation upon completion of that purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

This offer may not be available in all states. We may suspend or terminate this offer at any time. In the future, we may make additional offers in connection with these benefits on different and/or more or less favorable terms. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group. If you accept the offer and terminate your GMDB (and EEB, if applicable) and the availability of the standard death benefit, you will not be eligible for any future offers related to that type of guaranteed benefit even if such future offer would have included a greater offer amount or different payment or incentive. You may currently be receiving this offer as part of a group of remaining contract owners who did not accept a prior offer.

Appendix I

Guaranteed Minimum Death Benefit, Earnings Enhancement Benefit, and Standard Death Benefit Information

Guaranteed minimum death benefit base

The Guaranteed minimum death benefit base (hereinafter, in this section called your “benefit base”) is used to calculate the Guaranteed minimum death benefit, as described in this section. Your benefit base is not an account value or a cash value. See also, “Guaranteed minimum death benefit” below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (6%, or 5%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6.5%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit ). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

3% Roll-Up to age 85 (used for the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit, unless we make an offer to you to do so.

You may also elect one of the enhanced death benefits , which provides a death benefit that is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” in your Prospectus for more information.

If you elect one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

Earnings enhancement benefit (or Protection PlusSM)

The Earnings enhancement benefit provides an additional death benefit as described below. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit decreased by;

(iii)	total net contributions.

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit decreased by;

(iii)	total net contributions.

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” in your Prospectus for more information.

Appendix II

Exchange Offer Program

If you are considering purchasing a New Contract you should contact your financial professional, who will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this Guaranteed minimum death benefit and Earnings enhancement benefit offer to exchange their existing contract at net asset value for a New Contract. This exchange offer program is available if: (i) your existing contract is not subject to any withdrawal charge; and (ii) you accept our Guaranteed minimum death benefit and Earnings enhancement offer. If you are considering exchanging your existing contract for a New Contract and would like a copy of the prospectus for the New Contract, contact your financial professional.

Under this exchange offer program, your existing contract must not be subject to a withdrawal charge. The account value attributable to your existing contract would not be subject to any withdrawal charge under the New Contract (but would be subject to all other charges and fees under the New Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the New Contracts and other investment products. You should also compare the fees and charges of your existing contract to the fees and charges of the New Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you.

The chart set out on the next page provides a summary comparison of some of the important features of your existing contract and the New Contracts. You should not rely solely on this chart in examining the differences between your existing contract and the New Contracts. There may be other differences important for you to consider prior to purchasing a New Contract. You should read your Prospectus and other information related to your existing contract prior to requesting an exchange to a New Contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Comparison of your existing contract and the New Contracts

	Existing Contracts		New Contracts*
	Existing Contracts prior to accepting offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Existing Contracts after accepting this offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® Series C Contract[2]	Structured Capital Strategies® Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]	Investment Edge® Investment Edge® Select Contract[3]	Investment Edge® Investment Edge® ADV Contract[3]
Annual Administrative Charge	$0 – $30[4]	$0 – $30[4]	None	None	$0 – $50[5]	None	None	None
Total Separate Account Annual Expenses	1.25% – 1.70%	1.25% – 1.70%	1.65%	0.65%	1.25%	0.30%	1.25%	0.30%
Maximum Withdrawal Charge	0% – 8%	0% – 8%	N/A	N/A	N/A	N/A	N/A	N/A
Standard Death Benefit

The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).

		Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
Guaranteed Minimum Death Benefit charge	0% – 1.15%	N/A	N/A	N/A	0.6% – 40%[6]	0.6% – 40%[6]	N/A	N/A
Protection PlusSM Benefit Charge	0.35% (Only applicable to Accumulator® Series ‘02/’04 contracts)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Earning Enhancement Benefit Charge	0.35% (Only applicable to Accumulator® Series ‘06/’06.5 and ‘07/’07.5 contracts)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Existing Contracts		New Contracts*
	Existing Contracts prior to accepting offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Existing Contracts after accepting this offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® Series C Contract[2]	Structured Capital Strategies® Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]	Investment Edge® Investment Edge® Select Contract[3]	Investment Edge® Investment Edge® ADV Contract[3]
Principal Guarantee Benefits Charge[7]	0.50% – 0.75%	0.50% – 0.75%	N/A	N/A	N/A	N/A	N/A	N/A
Guaranteed Minimum Income Benefit Charge[7]	0.65% – 1.10%	0.65% – 1.10%	N/A	N/A	N/A	N/A	N/A	N/A
Principal ProtectorSM Benefit Charge[7]	0.35% – 0.80% (Only applicable to Accumulator® Series ‘02/’04 contracts)	0.35% – 0.80% (Only applicable to Accumulator® Series ‘02/’04 contracts)	N/A	N/A	N/A	N/A	N/A	N/A
Guaranteed Withdrawal Benefit For Life Benefit Charge[7]	0.60% – 0.95% (Only applicable to Accumulator® Series ‘06/’06.5 and ‘07/’07.5 contracts)	0.60% – 0.95% (Only applicable to Accumulator® Series ‘06/’06.5 and ‘07/’07.5 contracts)	N/A	N/A	N/A	N/A	N/A	N/A
Choice Cost[8]	N/A	N/A	3% or 5%	3% or 5%	N/A	N/A	N/A	N/A
Loan Features (if your employer’s plan permits	Yes	Yes	No	No	No	No	No	No
Variable Investment Options[9]	37 Class B and IB	37 Class B and IB	3 Class IB	3 Class IB	134 Various classes	134 Various classes	134 Various classes	134 Various classes
Structured Investment Options[10]	N/A	N/A	21	21	N/A	N/A	N/A	N/A
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1% – 3%	1% – 3%	N/A	N/A	N/A	N/A	N/A	N/A

	Existing Contracts		New Contracts*
	Existing Contracts prior to accepting offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Existing Contracts after accepting this offer for: Accumulator® (Series ‘02/’04 through ‘07/’07.5) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® Series C Contract[2]	Structured Capital Strategies® Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]	Investment Edge® Investment Edge® Select Contract[3]	Investment Edge® Investment Edge® ADV Contract[3]
Fixed Maturity Options[11]	Yes	Yes	No	No	No	No	No	No

*	A New Contract may not be available in all states. Please speak with your financial professional or our customer service representative for further information.
1

The Accumulator® Series Prospectus offers a variable deferred annuity contract to accumulate value on a tax deferred basis by investing in one or more investment options, including variable and fixed investment options. It also provides certain income and death benefit protections. For more information, please refer to the Accumulator® Series Prospectus.

2

The Structured Capital Strategies® Prospectus offers a variable and indexed-deferred annuity contract to accumulate value on a tax deferred basis by investing in variable investments options and/or structured investment options. Structured investment options provide performance tied to the performance of a securities or commodities indexed for a set period of time. Please note that if you exchange into a Structured Capital Strategies® Series ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Structured Capital Strategies® Prospectus.

3

The Investment Edge® and Investment Edge® 15.0 Prospectuses offer variable deferred annuity contracts to accumulate value on a tax deferred basis by investing in one or more variable investment options and provide a number of payout options. The Investment Edge® 15.0 Prospectus also provides a death benefit protection option. Please note that if you exchange into either Investment Edge® ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Investment Edge® and/or Investment Edge® 15.0 Prospectus.

4	The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.
5	Beginning with your first contract date anniversary, we will deduct a charge of $50 on any contract date anniversary on which your account value is less than $50,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge. This charge will no longer apply to NQ contracts following election of an Income Edge payment program, even if your account value falls below $50,000.
6

The charge, if applicable, is calculated daily as a percentage of your net amount at risk and deducted annually on each contract date anniversary for which the benefit is in effect. If on any date other than the contract date anniversary your contract is surrendered or annuitized, Income Edge® is elected and becomes effective, a death benefit is paid, or the death benefit is terminated, we will deduct the cumulative accrued charge for that year from your account value.

7

Not all guaranteed benefits may be currently available to you since certain guaranteed benefits had to be elected at issue of the contract and/or are not available in combination with other elected guaranteed benefits. Please refer to your Accumulator® Series Prospectus for more information.

8

Choice cost is a charge which is only applicable if a contract owner elects to invest in Choice Segments under the Structured Capital Strategies® contract. Subject to certain conditions, Choice cost is equal to 3% or 5% for a Choice Segment to the corresponding 3-year or 5-year segment duration that you elect. For more information on Choice costs, please refer to the Structured Capital Strategies® Prospectus.

9	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.
10

The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity ranges from the first 10%, 20%, or 30% of loss. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. See the Structured Capital Strategies® Prospectus for more information.

11	Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

        (a)     The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
                Company and Separate Account No. 49 are included in the
                Statement of Additional Information.

        (b)     Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

        1.      Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

        2.      Custodial Agreements. Not Applicable.

        3.      Underwriting Contracts.

                (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-64749) filed on August 5,
                          2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-127445) filed on August 11,
                          2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors LLC incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

                (b)       Distribution Agreement for services by The
                          Equitable Life Assurance Society of the United
                          States to AXA Network, LLC and its subsidiaries
                          dated January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (c)       Transition Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(iv)    Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(v)     Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on
                          April 24, 2012.

               (d)(vi)    Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on April 24,
                          2012.

               (d)(vii)   Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                          on April 20, 2009.

               (d)(viii)  Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                          on April 20, 2009.

               (d)(ix)    Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January
                          1, 2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network, LLC
                          and its subsidiaries incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on April 24,
                          2012.

               (d)(x)     Tenth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January
                          1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xi)    Eleventh Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January
                          1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xii)   Twelfth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January
                          1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xiii)  Form of Thirteenth Amendment dated as of
                          [          ] to General Agent Sales Agreement dated
                          as of January 1, 2000, by and between AXA Equitable
                          Life Insurance Company (formerly known as The
                          Equitable Life Assurance Society of the United
                          States) and AXA Network, LLC and its subsidiaries,
                          incorporated herein by reference to the
                          Registration Statement on Form N-4 (File No.
                          333-2-30070), filed on April 21, 2015.

                                      C-2

                (e)      Form of Brokerage General Agent Sales Agreement
                         with Schedule and Amendment to Brokerage General
                         Agent Sales Agreement among [Brokerage General
                         Agent] and AXA Distributors, LLC, AXA Distributors
                         Insurance Agency, LLC, AXA Distributors Insurance
                         Agency of Alabama, LLC, and AXA Distributors
                         Insurance Agency of Massachusetts, LLC,
                         incorporated herein by reference to Exhibit No.
                         3.(i) to Registration Statement (File No.
                         333-05593) on Form N-4, filed on April 20, 2005.

                (f)      Form of Wholesale Broker-Dealer Supervisory and
                         Sales Agreement among [Broker-Dealer] and AXA
                         Distributors, LLC, incorporated herein by reference
                         to Exhibit No. 3.(j) to Registration Statement
                         (File No. 333-05593) on Form N-4, filed on April
                         20, 2005.

                                      C-3

         4.      Contracts. (Including Riders and Endorsements)

                 (a)      Form of group annuity Contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                 (b)      Forms of group annuity Certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4
                          (File No. 33-83750), filed February 27, 1998.

                 (c)      Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                          by reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                 (d)      Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA,
                          incorporated herein by reference to Exhibit 4(e) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                                      C-4

                 (e)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          (File No. 333-31131) on July 11, 1997.

                 (f)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 31, 1997.

                 (g)      Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-31131 on December 31, 1997.

                 (h)      Form of Endorsement No. 98ROTH to Contract Form No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement on
                          Form N-4 (File No. 333-31131) on December 30, 1997.

                 (i)      Form of Custodial Owned Roth Endorsement No.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-31131 on
                          May 1, 1998.

                 (j)      Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, previously filed with this
                          Registration Statement No. 333-31131 on May 1, 1998.

                 (k)      Form of Data Pages for Equitable Accumulator Select
                          TSA, previously filed with this Registration
                          Statement No. 333-31131 on May 22, 1998.

                 (l)      Form of Endorsement applicable to TSA Certificates,
                          incorporated by reference to Exhibit 4(t) to
                          Registration Statement No. 333-05593, filed May 22,
                          1998.

                 (m)      Form of Enrollment Form/Application for Equitable
                          Accumulator Select (IRA, NQ, QP and TSA), previously
                          filed with this Registration Statement No. 333-31131
                          on November 30, 1998.

                 (n)      Form of Data Pages (as revised) for Equitable
                          Accumulator Select (IRA, NQ, QP, and TSA),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 28, 1998.

                 (o)      Form of Endorsement No. 98ENIRAI-IM to Contract No.
                          1050-94IC and the Certificates under the Contract,
                          previously filed with this Registration Statement on
                          December 28, 1998.

                 (p)      Form of Data Pages for Equitable Accumulator Select
                          (IRA,NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-31131 on
                          April 25, 2000.

                 (q)      Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (r)      Form of Data Pages for Equitable Accumulator Select
                          baseBUILDER previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (s)      Form of Endorsement applicable to Roth IRA
                          Contracts, Form No. IMROTHBCO-1 previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                                      C-5

                (t)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously
                          filed with this Registration Statement File No.
                          333-31131 on April 25, 2001.

                (u)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                (v)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-31131 on April 25, 2001.

                (w)       Revised Form of Data Pages for Equitable Accumulator
                          Select (Rollover IRA, Roth Conversion, NQ,
                          QP-Defined Contribution, QP-Defined Benefit, TSA)
                          previously filed with this Registration Statement
                          File No. 333-31131 on April 25, 2001.

                (x)       Form of Amendment to Certificate Form No. 94ICB,
                          Form No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (y)       Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with
                          this Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (z)       Form of Endorsement applicable to twelve month
                          dollar cost averaging, No. 2002DCA-MM previously
                          filed with this Registration Statement File No.
                          333-31131 on December 20, 2001.

                (a)(a)    Form of Data Pages for Accumulator Select, Form No.
                          94ICA/B previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (b)(b)    Form of Data pages No. 94ICA/B previously filed with
                          this Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (c)(c)    Form of Endorsement applicable to Fixed Maturity
                          Options, No. 2002FMO previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (d)(d)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (e)(e)    Form of Guaranteed Minimum Income Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (f)(f)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (h)(h)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (i)(i)    Form of Data Page for Accumulator Select, Form No.
                          2002DPSelect previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                                      C-6

                 (j)(j)   Form of Data Pages, Form No. 2002DP previously
                          filed with this Registration Statement, (File No.
                          333-31131) on March 8, 2002.

                 (k)(k)   Form of Endorsement applicable to EGTRRA, Form No.
                          2002EGTRRA previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                 (l)(l)   Form of Endorsement applicable to Money Market
                          Dollar Cost Averaging, Form No. 2002DCA-MM
                          previously filed with this Registration Statement,
                          (File No. 333-31131) on March 8, 2002.

                 (m)(m)   Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (n)(n)   Form of Protection Plus Optional Death Benefit
                          Rider, Form No. 2002PPDB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (o)(o)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002MDB-6%orAR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (p)(p)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-6% Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (q)(q)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-AR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (r)(r)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB-6%Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (s)(s)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (t)(t)   Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with
                          beneficiary continuation option, incorporated
                          herein by reference to Exhibit No. 4(a)(c) to the
                          Registration Statement (File No. 333-05593) filed
                          on April 23, 2003.

                 (u)(u)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(d) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (v)(v)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (w)(w)   Form of Guaranteed Minimum Death Benefit Rider,
                          (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to
                          Age [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (x)(x)   Form of Guaranteed Minimum Income Benefit Rider
                          (also known as the Living Benefit), (No. 2002
                          GMIB), incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                                      C-7

                (y)(y)     Form of Protection Plus Optional Death Benefit
                           Rider (No. 2002 PPDB), incorporated herein by
                           reference to Exhibit No. 4(a)(h) to the
                           Registration Statement (File No. 333-05593) filed
                           on April 23, 2003.

                (z)(z)     Form of GIO Select Transfer/Allocation Restrictions
                           (No. 2002 DP (GIA/SEL)). Filed with this
                           Registration Statement File No. 333-31131 on
                           April 24, 2003.

                (a)(a)(a)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                           to age [85] GMDB or Annual Ratchet to Age [85]
                           GMDB, incorporated herein by reference to Exhibit
                           4(a)(i) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (b)(b)(b)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                           [85], incorporated herein by reference to Exhibit
                           4(a)(j) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (c)(c)(c)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB) (also known as the Living
                           Benefit), incorporated herein by reference to
                           Exhibit 4(a)(k) to the Registration Statement (File
                           No. 333-05593) filed on May 8, 2003.

                (d)(d)(d)  Form of Protection Plus Optional Death Benefit
                           Rider (No. 2003PPDB), incorporated herein by
                           reference to Exhibit 4(a)(l) to the Registration
                           Statement (File No. 333-05593) filed on May 8, 2003.

                (e)(e)(e)  Form of Enhanced Guaranteed Principal Benefit
                           ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                           herein by reference to Exhibit 4(a)(m) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (f)(f)(f)  Form of Spousal Protection Rider applicable to
                           [Non-Qualified][Certificate/Contract]s (No. 2003
                           SPPRO), incorporated herein by reference to Exhibit
                           4(a)(n) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (g)(g)(g)  Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (h)(h)(h)  Form of Data Pages (No. 2003DP), incorporated
                           herein by reference to Exhibit 4(a)(p) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (i)(i)(i)  Form of Data Pages (No. 2003DPSelect). Filed with this Registration Statement File No. 333-31131 on
                           May 8, 2003.

                (j)(j)(j)  Form of Data Pages (Inherited IRA) (No. 2003
                           DPTOBCO-Select). Filed with this Registration
                           Statement File No. 333-31131 on May 8, 2003.

                (k)(k)(k)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-A), incorporated by reference to
                           Exhibit No. 4(a)(r) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                (l)(l)(l)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-B), incorporated by reference to
                           Exhibit No. 4(a)(s) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                                      C-8

                (m)(m)(m)  Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                           Registration Statement File No. 333-05593, Filed
                           May 3, 2004.

                (n)(n)(n)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(u) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (o)(o)(o)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(v) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (p)(p)(p)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(w) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (q)(q)(q)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(x) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (r)(r)(r)  Form of Change of Ownership Endorsement (2004COO)
                           incorporated herein by reference to Exhibit 4(a)(y)
                           to Registration Statement (File No. 333-05593) on
                           Form N-4, Filed April 20, 2005.

                (s)(s)(s)  Form of Endorsement Applicable to TSA Contracts
                           (2004TSA) incorporated herein by reference to
                           Exhibit 4(a)(z) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (t)(t)(t)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(a)(a)(a) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (u)(u)(u)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(b)(b)(b) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (v)(v)(v)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                           6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                           85 GMDB) incorporated herein by reference to
                           Exhibit 4.(c)(c)(c) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14,
                           2005.

                (w)(w)(w)  Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-B,
                           incorporated herein by reference to Exhibit
                           4.(d)(d)(d) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (x)(x)(x)  Form of flexible premium deferred fixed and
                           variable annuity contract No.2006BASE-I-A,
                           incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (y)(y)(y)  Form of Data Page No. 2006GWB DP, incorporated
                           herein by reference to Exhibit 4. (f)(f)(f) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                                      C-9

               (z)(z)(z)  Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(b)  Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the
                          Registration Statement (File No.333-05593), filed
                          June 14, 2006.

               (a)(a)(c)  Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(d)  Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, on May 15, 2007.

               (a)(a)(e)  Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(f)  Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(g)  Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(h)  Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(i)  Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(j)  Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(k)  Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(l)  Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(m)  Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(n)  Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(o)  Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(p)  Form of Endorsement No. 2006INHROTH-ACC,

                                     C-10

                           incorporated herein by reference to Exhibit
                           4.(v)(v)(v) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (a)(a)(q)  Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(r)  Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(s)  Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(t)  Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(u)  Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(v)  Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(w)  Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(x)  Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(y)  Form of Data Page No. 2006DPSelect, as previously filed with this Registration Statement File No.
                           333-31131, filed June 15, 2006.

                (a)(a)(z)  Form of Contract for Individual Fixed and Variable
                           Annuity (2007DPSelect), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(a)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007MMDCA), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(b)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DP), incorporated herein by reference
                           to Exhibit 4 (a)(a)(g) to the Registration
                           Statement (File No. 333-05593), filed January 30,
                           2007.

                (a)(b)(c)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007GWBL DP), incorporated herein by
                           reference to Exhibit 4 (a)(a)(h) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(d)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DPTOBCO), incorporated herein by
                           reference to Exhibit 4 (a)(a)(i) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(e)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIB), incorporated herein by
                           reference to Exhibit 4 (a)(a)(n) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                                     C-11

                (a)(b)(f)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(o) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(g)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR-R), incorporated herein by
                           reference to Exhibit 4 (a)(a)(p) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(h)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-6), incorporated herein by
                           reference to Exhibit 4 (a)(a)(q) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(i)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-3), incorporated herein by
                           reference to Exhibit 4 (a)(a)(r) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(j)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(s) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(k)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-AR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(t) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(l)  Form of Rider for Individual Fixed and Variable
                           Annuity (2006GWB - rev 5-07 NQ), incorporated
                           herein by reference to Exhibit 4 (a)(a)(u) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(m)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(v) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(n)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(o)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(p)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(q)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-ACC-rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(a)(z) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                (a)(b)(r)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-GWB - rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(b)(a) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                                     C-12

               (a)(b)(s)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-ACC - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(b) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(t)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-GWB - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(c) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(u)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007COO), incorporated herein by
                          reference to Exhibit 4 (a)(b)(e) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(v)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007PREDB), incorporated herein by
                          reference to Exhibit 4 (a)(b)(f) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(w)  Form of Guaranteed Withdrawal Benefit
                          (("GWB")(rev0208)) is incorporated herein by
                          reference to Exhibit 4.(a)(b)(g) to the Registration
                          Statement (File No. 333-05593) filed on October 15,
                          2007.

               (a)(b)(x)  Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2008.

               (a)(b)(y)  Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein
                          by reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(b)(z)  Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

               (a)(c)(a)  Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(b)  Form of Endorsement Applicable to the Right to Add
                          an Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(c)  Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

               (a)(c)(d)  Form of Guaranteed Minimum Death Benefit Rider
                          (GMDB) (No. 2008GMDBSA), incorporated herein by
                          reference to Exhibit 4 (a) (b) (w) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(e)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed

                                     C-13

                           Withdrawal Benefit for Life Conversion Benefit (No.
                           2008GMIB), incorporated herein by reference to
                           Exhibit 4(a)(b)(x) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(f)  Form of Endorsement Applicable to Credits Applied
                           to Annuity Account Value (No. 2008TRBNS),
                           incorporated herein by reference to Exhibit 4 (a)
                           (b) (y) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(g)  Form of Endorsement Applicable to the Deferment
                           Provision (No. 2008DEFER), incorporated herein by
                           reference to Exhibit 4 (a) (b) (z) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(h)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-ACC), incorporated herein by reference
                           to Exhibit 4 (a)(c)(a) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(i)  Form of Endorsement Applicable to Custodial
                           Contracts (No. 2008IRA-CSTDL-NS), incorporated
                           herein by reference to Exhibit 4 (a) (c) (b) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(j)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-GWB), incorporated herein by reference
                           to Exhibit 4 (a)(c)(c) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(k)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-ACC), incorporated herein
                           by reference to Exhibit 4(a)(c)(d) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(l)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(e) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(m)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-ACC), incorporated herein by
                           reference to Exhibit 4 (a)(c)(f) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(n)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-GWB), incorporated herein by
                           reference to Exhibit 4 (a)(c)(g) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(o)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(c)(h) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(p)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(i) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(q)  Form of Non-Spousal Beneficiary Continuation Option
                           (BCO) Tax-Qualified Retirement Plan Funds Direct
                           Rollover to Traditional IRA Endorsement (No.
                           2008TQNSBCO), incorporated herein by reference to
                           Exhibit 4 (a)(c)(j) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on August
                           20, 2008.

                                     C-14

                (a)(c)(r)  Form for use with Certificate Form No.
                           2006BASEA/2006BASEB or Contract Form No.
                           2006BASE-I-A/2006BASE-I-B (Depending on
                           Jurisdiction) Marketed as AXA Equitable's
                           "Accumulator Series 08" ("Accumulator",
                           "Accumulator Select", "Accumulator Plus" and
                           "Accumulator Elite"), incorporated herein by
                           reference to Exhibit 4 (a)(c)(k) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on August 20, 2008.

                (a)(c)(s)  Form of Data Pages (No. 2008DPBCO -
                           INH/NSDR),incorporated herein by reference to
                           Exhibit 4 (a)(c)(c) to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(t)  Form of Data Pages (No. 2008DPSELECT) previously filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                (a)(c)(u)  Form of Endorsement Applicable to the Right to
                           Add an Optional Guaranteed Minimum Income Benefit
                           ("GMIB") Rider (No. 2009ADOPT), incorporated
                           herein by reference to Exhibit 4 (a) (c) (o) to
                           the Registration Statement (File No. 333-64749)
                           on Form N-4 filed on May 13, 2009.

                (a)(c)(v)  Form of Endorsement Applicable to Investment
                           Options (Form No. 2009GOA), incorporated herein
                           by reference to Exhibit 4 (a) (c) (p) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(c)(w)  Form of Endorsement Applicable to GWBL Maturity
                           Date Annuity Benefit (Form No. 2009GWBLMD),
                           incorporated herein by reference to Exhibit 4
                           (a)(c) (r) to the Registration Statement (File
                           No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(x)  Form of Endorsement Applicable to Section 6.02,
                           "Payment Upon Death" (Form No. 2009DBENDO),
                           incorporated herein by reference to Exhibit 4
                           (a)(c)(s) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(y)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider Annual Ratchet to Age [85] (Form No.
                           2009GMDBAR), incorporated herein by reference to
                           Exhibit 4 (a) (c) (t) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(c)(z)  Form of Guaranteed Minimum Death Benefit Rider
                           (Form No. 2009GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(c)(u) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(a)  Form of Guaranteed Minimum Income Benefit
                           ("GMIB") Rider with Optional Reset of [5%] Roll
                           Up to Age [85] GMIB Benefit Base and Guaranteed
                           Withdrawal Benefit for Life Conversion Benefit
                           (Form No. 2009GMIB), incorporated herein by
                           reference to Exhibit 4 (a) (c) (v) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(b)  Form of Endorsement Applicable to Special Money
                           Market Dollar Cost Averaging (Form No.
                           2009MMSDCA) incorporated herein by reference to
                           Exhibit 4 (a) (c) (q) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(d)(c)  Form of Data Pages, (Form No. 2009DPSelect),
                           previously filed with this Registration Statement
                           (File No. 333-31131) on May 14, 2009.

                                     C-15

                 (a)(d)(d) Form of Data Pages (Form No. 2009DP),
                           incorporated herein by reference to Exhibit 4 (a)
                           (c) (p) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                 (a)(d)(e) Form of Endorsement applicable to Termination of
                           Guaranteed Minimum Death Benefits (Form No.
                           2012GMDB-BO-1), incorporated herein by reference
                           to Exhibit 4(m)(m) to the Registration Statement
                           (File No. 33-83750) on Form N-4 filed
                           April 24, 2013.

                 (a)(d)(f) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           offered thereunder (Form No. (2013GWBL-BO-I),
                           incorporated herein by reference to the
                           Registration Statement (File No. 333-05593) on
                           Form N-4 filed on April 23, 2014.

                 (a)(d)(g) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           (2013GWBL-BO-G) offered thereunder, incorporated
                           herein by reference to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           April 23, 2014.

                 (a)(d)(h) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) offered thereunder
                           (2013GMIB-BO-I), incorporated herein by reference
                           to the Registration Statement (File No.
                           333-05593) on Form N-4 filed on April 23, 2014.

                 (a)(d)(i) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) (2013GMIB-BO-G) offered
                           thereunder, incorporated herein by reference to
                           the Registration Statement (File No. 333-05593)
                           on Form N-4 filed on April 23, 2014.

                 (a)(d)(j) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(k) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(l) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-W-LS-G), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(m) Endorsement Adding a Lump Sum Payment Option
                           (2014-W-GMIB-LS-I), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(n) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(o) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

          5.     Applications.

                 (a)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement (File No.
                           333-31131) on July 11, 1997.

                 (b)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement No. 333-31131 on
                           December 31, 1997.

                 (c)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ and QP), previously
                           filed with this Registration Statement No.
                           333-31131 on May 1, 1998.

                 (d)       Forms of Enrollment Form/Application for
                           Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on May 22, 1998.

                 (e)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP and TSA),
                           previously filed with this Registration Statement
                           No. 333-31131 on November 30, 1998.

                 (f)       Form of Enrollment Form/Application (as revised)
                           for Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on December 28, 1998.

                 (g)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP AND TSA),
                           previously filed with this Registration
                           Statement, File No. 333-31131 on April 30, 1999.

                 (h)       Form of application for Accumulator, Form No.
                           2002App01 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (i)       Form of application for Accumulator, Form No.
                           2002App02 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (j)       Form of application for Accumulator(R)
                           Select(SM), Form No. 2004 App02, as previously
                           filed with this Registration Statement File No.
                           333-31131, filed April 20, 2006.

                 (k)       Form of Application No. 2006 App 02, incorporated
                           herein by reference to Exhibit 5.(m) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (l)       Form of Application No. 2006 App 01, incorporated
                           herein by reference to Exhibit 5.(n) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (m)       Form of Application for Accumulator (2007App 01),
                           incorporated herein by reference to Exhibit 5 (o)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (n)       Form of Application for Accumulator (2007App 02),
                           incorporated herein by reference to Exhibit 5 (p)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (o)       Form of Application for Accumulator(R),
                           Select(SM), Form No. 2008 App 01 S, previously
                           filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                 (p)       Form of Application for Accumulator(R) Select(SM),

                                     C-16

                           Form No. 2008 App 02 S, previously filed with this
                           Registration Statement, File No. 333-31131, on
                           August 22, 2008.

                (q)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 01 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

                (r)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 02 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

            6.  Depositor's Certificate of Incorporation and By-Laws.

                (a)        Restated Charter of AXA Equitable, as amended
                           August 31, 2010, incorporated herein by reference
                           to Registration Statement on Form N-4, (File No.
                           333-05593), filed on April 24, 2012.

                (b)        By-Laws of AXA Equitable, as amended September 7,
                           2004, incorporated herein by reference to Exhibit
                           No. 6.(c) to Registration Statement on Form N-4,
                           (File No. 333-05593), filed on April 20, 2006.

            7.  Reinsurance Contracts.

                           Form of Reinsurance Agreement between Reinsurance
                           Company and the Equitable Life Assurance Society of
                           the United States previously filed with this
                           Registration Statement File No. 333-31131 on
                           April 25, 2001.

            8.  Participation Agreements.

                (a)        Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable Life Insurance
                           Company ("AXA Equitable"), AXA Distributors and AXA
                           Advisors dated July 15, 2002 is incorporated herein
                           by reference to Post-Effective Amendment No. 25 to
                           the EQ Advisor's Trust Registration Statement on
                           Form N-1A (File No. 333-17217 and 811-07953), filed
                           on February 7, 2003.

                (a)(i)     Amendment No. 1, dated May 2, 2003, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           28 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 10, 2004.

                (a)(ii)    Amendment No. 2, dated July 9, 2004, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           35 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           October 15, 2004.

                (a)(iii)   Amendment No. 3, dated October 1, 2004, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           35 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           October 15, 2004.

                (a)(iv)    Amendment No. 4, dated May 1, 2005, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           37 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 7, 2005.

                (a)(v)     Amendment No. 5, dated September 30, 2005, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           44 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 5, 2006.

                (a)(vi)    Amendment No. 6, dated August 1, 2006, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           51 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 2, 2007.

                (a)(vii)   Amendment No. 7, dated May 1, 2007, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           53 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 27, 2007.

                (a)(viii)  Amendment No. 8, dated January 1, 2008, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           56 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           December 27, 2007.

                (a)(ix)    Amendment No. 9, dated May 1, 2008, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           61 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 13, 2009.

                (a)(x)     Amendment No. 10, dated January 1, 2009, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           64 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           March 16, 2009.

                                     C-17

              (a)(xi)      Amendment No. 11, dated May 1, 2009, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors and
                           AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           67 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           April 15, 2009.

              (a)(xii)     Amendment No. 12, dated September 29, 2009, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           70 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           January 21, 2010.

              (a)(xiii)    Amendment No. 13, dated August 16, 2010, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           77 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 3, 2011.

              (a)(xiv)     Amendment No. 14, dated December 15, 2010, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference to Post-Effective Amendment No.
                           77 To the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 3, 2011.

              (a)(xv)      Amendment No. 15, dated June 7, 2011 , to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors
                           and AXA Advisors dated July 15, 2002 incorporated
                           herein by reference and/or previously filed with
                           Post-Effective Amendment No. 84 To the EQ Advisor's
                           Trust Registration Statement (File No. 333-17217)
                           on Form N-1A filed on August 17, 2011.

              (a)(xvi)     Amendment No. 16, dated April 30, 2012, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable and AXA
                           Distributors dated July 15,2002 incorporated herein
                           by reference to Post-Effective Amendment No. 96 to
                           the EQ Advisor's Trust Registration Statement
                           (File No. 333-17217) on Form N-1A filed on
                           February 7, 2012.

              (a)(b)       Second Amended and Restated Participation Agreement
                           among the Trust, AXA Equitable, FMG LLC and AXA
                           Distributors dated May 23, 2012, incorporated
                           herein by reference to EQ Advisors Trust
                           Registration Statement on Form N-1A (File No.
                           333-17217) filed on July 22, 2013.

              (a)(b)(i)    Amendment No. 1 dated as of June 4, 2013 to the
                           Second Amended and Restated Participation Agreement
                           among the Trust, AXA Equitable, FMG LLC and AXA
                           Distributors dated May 23, 2012, incorporated
                           herein by reference to EQ Advisors Trust
                           Registration Statement on Form N-1A (File No.
                           333-17217) filed on July 22, 2013.

              (a)(b)(ii)   Amendment No. 2 dated as of October 21, 2013 to the
                           Second Amended and Restated Participation Agreement
                           among the Trust, AXA Equitable, FMG LLC and AXA
                           Distributors dated May 23, 2012, incorporated
                           herein by reference to EQ Advisors Trust
                           Registration Statement on Form N-1A (File No.
                           333-17217) filed on July 22, 2013.

              (a)(b)(iii)  Amendment No. 3, dated as of April 4, 2014
                           ("Amendment No. 3"), to the Second Amended and
                           Restated Participation Agreement, dated as of
                           May 23, 2012, as amended ("Agreement"), by and
                           among EQ Advisors Trust ("Trust"), AXA Equitable
                           Life Insurance Company, AXA Equitable Funds
                           Management Group, LLC and AXA Distributors, LLC
                           (collectively, the "Parties"), incorporated herein
                           by reference to EQ Advisors Trust Registration
                           Statement on Form N-1A (File No. 333-17217) filed
                           on April 30, 2014.

              (a)(b)(iv)   Amendment No. 4, dated as of June 1, 2014
                           ("Amendment No. 4"), to the Second Amended and
                           Restated Participation Agreement, dated as of
                           May 23, 2012, as amended ("Agreement"), by and
                           among EQ Advisors Trust ("Trust"), AXA Equitable
                           Life Insurance Company, AXA Equitable Funds
                           Management Group, LLC and AXA Distributors, LLC
                           (collectively, the "Parties"), incorporated herein
                           by reference to EQ Advisors Trust Registration
                           Statement on Form N-1A (File No. 333-17217) filed
                           on April 30, 2014.

              (a)(b)(v)    Amendment No. 5, dated as of July 16, 2014
                           ("Amendment No. 5"), to the Second Amended and
                           Restated Participation Agreement, dated as of
                           May 23, 2012, as amended ("Agreement"), by and
                           among EQ Advisors Trust ("Trust"), AXA Equitable
                           Life Insurance Company, AXA Equitable Funds
                           Management Group, LLC and AXA Distributors, LLC
                           (collectively, the "Parties") "), incorporated
                           herein by reference to EQ Advisors Trust
                           Registration Statement on Form N-1A (File No.
                           333-17217) filed on February 5, 2015.

              (b)          Participation Agreement among AXA Premier VIP
                           Trust, AXA Equitable, AXA Advisors, AXA
                           Distributors and EDI dated as of December 3, 2001
                           incorporated herein by reference to and/or
                           previously filed with Pre-Effective Amendment No. 1
                           to AXA Premier VIP Trust Registration Statement
                           (File No. 333-70754) on Form N-1A filed on
                           December 10, 2001.

              (b)(i)       Amendment No. 1, dated as of August 1, 2003 to the
                           Participation Agreement among AXA Premier VIP
                           Trust, AXA Equitable, AXA Advisors, AXA
                           Distributors and EDI dated as of December 3, 2001
                           incorporated herein by reference to Post-Effective
                           Amendment No. 6 to AXA Premier VIP Trust
                           Registration Statement (File No. 333-70754) on Form
                           N-1A filed on February 25, 2004.

              (b)(ii)      Amendment No. 2, dated as of May 1, 2006 to the
                           Participation Agreement among AXA Premier VIP
                           Trust, AXA Equitable, AXA Advisors, AXA
                           Distributors and EDI dated as of December 3, 2001
                           incorporated herein by reference to Post-Effective
                           Amendment No. 16 to AXA Premier VIP Trust
                           Registration Statement (File No. 333-70754) on Form
                           N-1A filed on June 1, 2006.

              (b)(iii)     Amendment No. 3, dated as of May 25, 2007 to the
                           Participation Agreement among AXA Premier VIP
                           Trust, AXA Equitable, AXA Advisors, AXA
                           Distributors and EDI dated as of December 3, 2001
                           incorporated herein by reference to Post-Effective
                           Amendment No. 20 to AXA Premier VIP Trust
                           Registration Statement (File No. 333-70754) on Form
                           N-1A filed on February 5, 2008.

              (b)(b)       Amended and Restated Participation Agreement among
                           the Registrant, AXA Equitable, FMG LLC and AXA
                           Distributors dated as of May 23, 2012, incorporated
                           herein by reference to AXA Premier VIP Trust
                           Registration Statement on Form N-1/A (File No.
                           333-70754) filed on July 22, 2013.

              (b)(b)(i)    Amendment No. 1 dated as of October 21, 2013, to
                           the Amended and Restated Participation Agreement
                           among the Registrant, AXA Equitable, FMG LLC and
                           AXA Distributors dated as of May 23, 2012,
                           incorporated herein by reference to AXA Premier VIP
                           Trust Registration Statement on Form N-1/A (File
                           No. 333-70754) filed on October 2, 2013.

              (b)(b)(ii)   Amendment No. 2, dated as of April 18, 2014
                           ("Amendment No. 2") to the Amended and Restated
                           Participation Agreement, dated as of May 23, 2012,
                           as amended ("Agreement") by and among AXA Premier
                           VIP Trust ("Trust"), AXA Equitable Life Insurance
                           Company, AXA Equitable Funds Management Group, LLC
                           and AXA Distributors, LLC (collectively, the
                           "Parties"), incorporated herein by reference to AXA
                           Premier VIP Trust Registration Statement on Form
                           N-1/A (File No. 333-70754) filed on January 12,
                           2015.

              (b)(b)(iii)  Amendment No. 3, dated as of July 8, 2014
                           ("Amendment No. 3") to the Amended and Restated
                           Participation Agreement, dated as of May 23, 2012,
                           as amended ("Agreement") by and among AXA Premier
                           VIP Trust ("Trust"), AXA Equitable Life Insurance
                           Company, AXA Equitable Funds Management Group, LLC
                           and AXA Distributors, LLC (collectively, the
                           "Parties"), incorporated herein by reference to AXA
                           Premier VIP Trust Registration Statement on Form
                           N-1/A (File No. 333-70754) filed on January 12,
                           2015.

              (b)(b)(iv)   Amendment No. 4, dated as of December 10, 2014
                           ("Amendment No. 4"), to the Amended and Restated
                           Participation Agreement, dated as of May 23, 2012,
                           as amended ("Agreement"), by and among AXA Premier
                           VIP Trust ("Trust"), AXA Equitable Life Insurance
                           Company, AXA Equitable Funds Management Group, LLC
                           and AXA Distributors, LLC (collectively, the
                           "Parties"), incorporated herein by reference to AXA
                           Premier VIP Trust Registration Statement on Form
                           N-1/A (File No. 333-70754) filed on January 12,
                           2015.

         9.   Legal Opinion.

                           Opinion and Consent of Shane Daly, Esq., Vice
                           President and Associate General Counsel of AXA
                           Equitable, as to the legality of the securities
                           being registered, filed herewith.

         10.  Other Opinions.

              (a)          Consent of PricewaterhouseCoopers LLP, filed
                           herewith.

              (b)          Powers of Attorney, filed herewith.

         11.  Omitted Financial Statements. Not applicable.

         12.  Initial Capital Agreements. Not applicable.

         13.  Redeemability Exemption. Not applicable.

                                     C-18

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
           1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

*Heinz-Juergen Schwering        Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

                                     C-19

*Priscilla Sims Brown  Senior Executive Director and Chief
                       Marketing Officer

*Joshua E. Braverman   Senior Executive Director and Treasurer

*Anthony F. Recine     Managing Director, Chief Compliance Officer
                       and Deputy General Counsel

*Sharon A. Ritchey     Senior Executive Director and Chief
                       Operating Officer

*Michael B. Healy      Executive Director and Chief Information
                       Officer

*Andrea M. Nitzan      Executive Director, Chief Accounting
                       Officer and Controller

*Nicholas B. Lane      Senior Executive Director and Head of U.S.
                       Life and Retirement

*Kevin Molloy          Senior Executive Director

*Keith Floman          Managing Director and Chief Actuary

*David Kam             Managing Director and Actuary

*Michel Perrin         Managing Director and Actuary

*Karen Field Hazin     Lead Director, Secretary and Associate
                       General Counsel

*Naomi J. Weinstein    Lead Director

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2014 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-202147) on Form N-4 filed February 18, 2015.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2014 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-202147) on Form N-4 filed February 18, 2015.

                                     C-21

Item 27. Number of Contractowners

         As of May 31, 2015, there were 5,774 Qualified Contract owners and
         5,279 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate is or was a director, officer or employee of the
                     Company shall be indemnified by the Company;

                (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss.721-726:
                          Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable and MONY Life Insurance Company of America, are the
principal underwriters for Separate Accounts 49,70 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account
A, MONY America Variable Account K and MONY America Variable Account L. In
addition, AXA Advisors is the principal underwriter for AXA Equitable's
Separate Accounts 45, 301, A and I. The principal business address of AXA
Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,
NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Kevin Molloy                      Senior Vice President

*Sharon A. Ritchey                 Director

*Francesca Divone                  Secretary

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Manish Agarwal                    Senior Vice President and Director

*Ori Ben-Yishai                    Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of
July, 2015.

                              SEPARATE ACCOUNT NO. 49 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 7th day of July, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Ramon de Oliveira            Peter S. Kraus  Lorie A. Slutsky
Denis Duverne                Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh         Bertram Scott

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      July 7, 2015

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9                 Opinion and Consent of Counsel                      EX-99.9

10(a)             Consent of PricewaterhouseCoopers LLP               EX-99.10a

10(b)             Powers of Attorney                                  EX-99.10b